N-4	May 30, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	NATIONWIDE VARIABLE ACCOUNT 4
Entity Central Index Key	0000843075
Entity Investment Company Type	N-4
Document Period End Date	May 30, 2025
Amendment Flag	false
JP Morgan Multi-Asset Choice New York
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	1. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Contract, for the Invesco - Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class, the value in the Current Expenses cell is deleted and replaced with the following: 0.37%2. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Contract, for the Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II, the value in the Current Expenses cell is deleted and replaced with the following: 0.47%3. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Contract, for the Hartford Series Fund, Inc. - Hartford International Opportunities HLS Fund: Class IA, the value in the Current Expenses cell is deleted and replaced with the following: 0.77%
JP Morgan Multi-Asset Choice New York | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyInflationProtectionFundStandardClassMember
Prospectus:
Current Expenses [Percent]	0.37%
JP Morgan Multi-Asset Choice New York | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyInflationProtectionFundStandardClassIIMember
Prospectus:
Current Expenses [Percent]	0.47%
JP Morgan Multi-Asset Choice New York | HartfordSeriesFundIncHartfordInternationalOpportunitiesHLSFundClassIAMember
Prospectus:
Current Expenses [Percent]	0.77%
JP Morgan Multi-Asset Choice
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	1. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Contract, for the Invesco - Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class, the value in the Current Expenses cell is deleted and replaced with the following: 0.37%2. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Contract, for the Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II, the value in the Current Expenses cell is deleted and replaced with the following: 0.47%3. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Contract, for the Hartford Series Fund, Inc. - Hartford International Opportunities HLS Fund: Class IA, the value in the Current Expenses cell is deleted and replaced with the following: 0.77%
JP Morgan Multi-Asset Choice | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyInflationProtectionFundStandardClassMember
Prospectus:
Current Expenses [Percent]	0.37%
JP Morgan Multi-Asset Choice | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyInflationProtectionFundStandardClassIIMember
Prospectus:
Current Expenses [Percent]	0.47%
JP Morgan Multi-Asset Choice | HartfordSeriesFundIncHartfordInternationalOpportunitiesHLSFundClassIAMember
Prospectus:
Current Expenses [Percent]	0.77%